Note 8 - Other Expenses	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of other expenses [text block]
NOTE 8.	OTHER EXPENSES

The table below specifies the nature of other expenses.

[US$ thousands]	Year ended December 31,
Other expenses	2017	2018	2019
Hosting	12,105	10,146	6,941
Audit, legal and other advisory services	3,529	8,306	8,533
Software license fees	1,346	1,799	2,566
Rent and other office expenses	4,304	4,573	5,379
Travel	1,775	2,057	3,990
Other	2,300	1,477	4,801
Total	25,359	28,359	32,210